Segment Information (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2016	Apr. 30, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following tables summarize, for the periods indicated, operating results by reportable segment (table in thousands):

Three Months Ended January 31, 2016	Personalized Oncology Solutions (POS)	Translational Oncology Solutions (TOS)	Unallocated Corporate Overhead	Consolidated
Net revenue	$416	$2,136	$—	$2,552
Direct cost of services	(479)	(1,624)	—	(2,103)
Sales and marketing costs	(183)	(569)	—	(752)
Other operating expenses	—	(950)	(553)	(1,503)
Stock-based compensation expense(1)	—	—	(567)	(567)
Segment profit (loss)	$(246)	$(1,007)	$(1,120)	$(2,373)

Three Months Ended January 31, 2015	Personalized Oncology Solutions (POS)	Translational Oncology Solutions (TOS)	Unallocated Corporate Overhead	Consolidated
Net revenue	$453	$1,376	$—	$1,829
Direct cost of services	(672)	(1,300)	—	(1,972)
Sales and marketing costs	(366)	(613)	—	(979)
Other operating expenses	—	(1,028)	(612)	(1,640)
Stock-based compensation expense(1)	—	—	(657)	(657)
Segment profit (loss)	$(585)	$(1,565)	$(1,269)	$(3,419)

Nine Months Ended January 31, 2016	Personalized Oncology Solutions (POS)	Translational Oncology Solutions (TOS)	Unallocated Corporate Overhead	Consolidated
Net revenue	$1,387	$6,958	$—	$8,345
Direct cost of services	(1,634)	(4,654)	—	(6,288)
Sales and marketing costs	(716)	(1,800)	—	(2,516)
Other operating expenses	—	(2,755)	(2,463)	(5,218)
Stock-based compensation expense(1)	—	—	(2,090)	(2,090)
Segment profit (loss)	$(963)	$(2,251)	$(4,553)	$(7,767)

Nine Months Ended January 31, 2015	Personalized Oncology Solutions (POS)	Translational Oncology Solutions (TOS)	Unallocated Corporate Overhead	Consolidated
Net revenue	$1,245	$4,377	$—	$5,622
Direct cost of services	(2,171)	(3,205)	—	(5,376)
Sales and marketing costs	(1,243)	(1,650)	—	(2,893)
Other operating expenses	—	(3,490)	(2,413)	(5,903)
Stock-based compensation expense(1)	—	—	(2,284)	(2,284)
Segment profit (loss)	$(2,169)	$(3,968)	$(4,697)	$(10,834)

(1)
 Stock compensation expense is shown separately and is excluded from direct costs of services, sales and marketing costs, and other operating expenses, as it is managed on a consolidated basis and is not used by management to evaluate the performance of its segments.

The following tables summarize, for the periods indicated, operating results by business segment (in thousands):

Year Ended April 30, 2015	Personalized Oncology Solutions (POS)	Translational Oncology Solutions (TOS)	Unallocated Corporate Overhead	Consolidated
Net revenue	$1,663	$7,200	$—	$8,863
Direct cost of services	(2,711)	(4,877)	—	(7,588)
Sales and marketing costs	(1,514)	(2,208)	—	(3,722)
Other operating expenses	—	(4,493)	(3,136)	(7,729)
Stock compensation expense(1)	—	—	(3,162)	(3,162)
Segment profit (loss)	$(2,562)	$(4,378)	$(6,298)	$(13,238)

Year Ended April 30, 2014	Personalized Oncology Solutions (POS)	Translational Oncology Solutions (TOS)	Unallocated Corporate Overhead	Consolidated
Net revenue	$2,264	$9,286	$—	$11,550
Direct cost of services	(2,667)	(3,496)	—	(6,163)
Sales and marketing costs	(1,723)	(1,080)	—	(2,803)
Other operating expenses	—	(2,209)	(3,828)	(6,037)
Stock compensation expense(1)	—	—	(2,807)	(2,807)
Segment loss	$(2,126)	$2,501	$(6,635)	$(6,260)

(1)
Stock compensation expense is shown separately and is excluded from direct costs of services, sales and marketing costs, and other operating expenses, as it is managed on a consolidated basis and is not used by management to evaluate the performance of its segments.